Consolidated Statements Of Income And Comprehensive Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Premiums	$ 2,153.3	$ 2,097.7	$ 2,101.9
Administrative fees	115.5	116.5	108.5
Net investment income	612.8	602.5	586.5
Net capital losses:
Total other-than-temporary impairment losses on fixed maturity securities-available-for-sale	(1.8)	(0.7)	(5.9)
All other net capital losses	(5.1)	(50.9)	(21.0)
Total net capital losses	(6.9)	(51.6)	(26.9)
Total revenues	2,874.7	2,765.1	2,770.0
Benefits and expenses:
Benefits to policyholders	1,771.2	1,619.8	1,575.7
Interest credited	161.0	158.4	145.6
Operating expenses	471.2	446.2	476.2
Commissions and bonuses	218.7	206.1	202.0
Premium taxes	36.7	34.7	34.2
Interest expense	38.9	38.9	39.2
Net increase in deferred acquisition costs, value of business acquired and intangible assets	(14.5)	(17.1)	(13.3)
Total benefits and expenses	2,683.2	2,487.0	2,459.6
Income before income taxes	191.5	278.1	310.4
Income taxes	54.8	92.2	104.9
Net income	136.7	185.9	205.5
Unrealized gains on securities-available-for-sale:
Net unrealized capital gains on securities-available-for-sale	103.4	100.5	210.8
Reclassification adjustment for net capital (gains) losses included in net income	(5.9)	(9.6)	3.5
Employee benefit plans:
Prior service (cost) credit and net (losses) gains arising during the period, net	(26.6)	(5.0)	8.4
Reclassification adjustment for amortization to net periodic pension cost, net	3.3	3.6	4.9
Total other comprehensive income, net of tax	74.2	89.5	227.6
Comprehensive income	$ 210.9	$ 275.4	$ 433.1
Net income per common share:
Basic	$ 3.05	$ 3.97	$ 4.20
Diluted	$ 3.04	$ 3.95	$ 4.19
Weighted-average common shares outstanding:
Basic	44,876,650	46,774,277	48,932,908
Diluted	45,016,070	47,006,228	49,044,543